SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,335,346	$ 4,347,736
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	90,551	589,052
Not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	192,595	356,638
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	29,999	160,131
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	417,648	2,585,027
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	604,553	653,559
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		$ 3,329